Note 22 - Related Party Disclosures - Related Party Transactions (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Related party receivables	$ 9,045	$ 5,938
Mortgage loans and other loans [member]
Statement Line Items [Line Items]
Related party receivables	8,622	5,438
Subordinated notes payable [member]
Statement Line Items [Line Items]
Related party receivables	$ 423	$ 500